Cover	Jun. 13, 2024
Cover [Abstract]
Entity Registrant Name	Reliant Holdings, Inc.
Entity Central Index Key	0001682265
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jun. 13, 2024
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	8605 Santa Monica Boulevard
Entity Address Address Line 2	PMB 36522
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
City Area Code	512
Local Phone Number	407-2623
Security 12g Title	Common Stock
Trading Symbol	RELT
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Postal Zip Code	90069
Amendment Description	Explanatory Note: We are fling this Amendment #1 to correct Section 2.01 disclosure as the transaction had not yet closed at the time of the filing on June 18, 2024. This amendment also includes the change to the articles of incorporation.